Warranty Provision (Tables)	12 Months Ended
Mar. 31, 2013
Product Warranties Disclosures [Abstract]
Summary of Warranty Activity

The Company’s warranty activity during the fiscal years ended March 31, 2013, 2012 and 2011 is summarized below:

	Fiscal years ended
	March 31, 2013	March 31, 2012	March 31, 2011
	US$	US$	US$
Balance at beginning of fiscal year	729,528	296,410	180,151
Additional provision	—	473,551	192,408
Reversal of unutilized amounts	(325,901)	(40,433)	(76,149)

Balance at end of fiscal year	403,627	729,528	296,410